Financial instruments - Long-term Energy Derivative Contracts (Detail) - Cash flow hedge	Dec. 31, 2023 MWh $ / MWh
PJM Western HUB, Expiry December 2028
Derivative [Line Items]
Notional quantity (MW-hrs) | MWh	353,597
Receive average prices (per MW-hr) | $ / MWh	29.19
NI HUB, Expiry December 2027
Derivative [Line Items]
Notional quantity (MW-hrs) | MWh	1,492,926
Receive average prices (per MW-hr) | $ / MWh	21.34
ERCOT North HUB, Expiry December 2027
Derivative [Line Items]
Notional quantity (MW-hrs) | MWh	1,332,645
Receive average prices (per MW-hr) | $ / MWh	36.46
Illinois Hub, Expiry September 2030
Derivative [Line Items]
Notional quantity (MW-hrs) | MWh	3,534,802
Receive average prices (per MW-hr) | $ / MWh	24.54